                               STI CLASSIC FUNDS
       STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED NOVEMBER 16, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

     All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               Please retain this Supplement for future reference

                                                                     SP-ACE-1105

                               STI CLASSIC FUNDS
                 STI CLASSIC FUNDS FOR THE SUNTRUST 401(K) PLAN

   SUPPLEMENT DATED NOVEMBER 16, 2005 TO THE PROSPECTUS DATED AUGUST 1, 2005

     All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               Please retain this Supplement for future reference

                                                                  SP-SI401K-1105

                               STI CLASSIC FUNDS
           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                       SUPPLEMENT DATED NOVEMBER 16, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

     1. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     2. Mr. Gregory L. Fraser has resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.

               Please retain this Supplement for future reference

                                                                     SP-IRS-1105

                               STI CLASSIC FUNDS
             STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED NOVEMBER 16, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

     1. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     2. Mr. Gregory L. Fraser has resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.

               Please retain this Supplement for future reference

                                                                      SP-IE-1105

                               STI CLASSIC FUNDS
             STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED NOVEMBER 16, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

     All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               Please retain this Supplement for future reference

                                                                     SP-ICA-1105